Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of option activities as of September 30, 2016, and changes during the nine months ended September 30, 2016 are presented as below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB
Outstanding, as of December 31, 2015	16,574,854
Granted	—
Forfeited	(987,140)
Expired	(59,794)
Exercised	(2,415,201)
Outstanding, as of September 30, 2016	13,112,719	2.2	7.42	—
Expected to vest as of September 30, 2016	3,024,752	6.0	8.08	—
Exercisable as of September 30, 2016	9,317,590	0.7	7.16	306,523

Schedule of Share-based Compensation, Restricted Stock Units Award Activity [Table Text Block]
A summary of the restricted share unit activities during the nine months ended September 30, 2016 is presented below:

	Number of restricted share units	Weighted-Average Grant-Date Fair Value
	RMB
Outstanding, as of December 31, 2015	3,976,311	17.28
Granted	2,059,353	12.44
Forfeited	(468,556)
Outstanding, as of September 30, 2016	5,567,108	15.54

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The Group recorded compensation expense of RMB17,698 and RMB25,072 for the nine months ended September 30, 2015 and 2016, respectively, which were classified in the condensed consolidated statements of operations as follows:

	For the Nine Months Ended September 30,
	2015	2016
	RMB	RMB
Fulfillment	1,039	1,241
Sales and marketing	6,810	9,996
Technology and content	3,595	5,806
General and administrative	6,254	8,029
	17,698	25,072